Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	₩ 1,824,649	₩ 3,541,597
Deposits in banks	1,722,607	743,305
Trade accounts and notes receivable, net	2,358,914	4,574,789
Other accounts receivable, net	169,426	121,899
Other current financial assets	165,355	68,203
Inventories	2,872,918	3,350,375
Prepaid income taxes	5,275	58,536
Other current assets	324,891	728,363
Total current assets	9,444,035	13,187,067
Deposits in banks	11	11
Investments in equity accounted investees	109,119	126,719
Other non-current accounts receivable, net		2,376
Other non-current financial assets	289,098	156,211
Property, plant and equipment, net	20,946,933	20,558,446
Intangible assets, net	1,752,957	1,644,898
Investment property	28,269
Deferred tax assets	2,645,077	2,307,692
Defined benefit assets, net	447,521	68,276
Other non-current assets	22,999	102,819
Total non-current assets	26,241,984	24,967,448
Total assets	35,686,019	38,154,515
Liabilities
Trade accounts and notes payable	4,061,684	4,814,055
Current financial liabilities	5,489,254	4,069,712
Other accounts payable	3,242,929	3,401,346
Accrued expenses	729,193	1,218,456
Income tax payable	112,429	179,335
Provisions	173,322	173,431
Advances received	65,069	67,046
Other current liabilities	87,640	71,436
Total current liabilities	13,961,520	13,994,817
Non-current financial liabilities	9,622,352	8,702,745
Non-current provisions	86,157	92,942
Defined benefit liabilities, net	1,531	1,589
Deferred tax liabilities	4,346	6,636
Other non-current liabilities	690,886	593,285
Total non-current liabilities	10,405,272	9,397,197
Total liabilities	24,366,792	23,392,014
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	5,359,769	8,541,521
Reserves	479,628	537,142
Total equity attributable to owners of the Controlling Company	9,879,589	13,118,855
Non-controlling interests	1,439,638	1,643,646
Total equity	11,319,227	14,762,501
Total liabilities and equity	₩ 35,686,019	₩ 38,154,515